Expense Example - Parametric Dividend Income Fund	Investor Class 1 Year	Investor Class 3 Years	Investor Class 5 Years	Investor Class 10 Years	Institutional Class 1 Year	Institutional Class 3 Years	Institutional Class 5 Years	Institutional Class 10 Years
USD ($)	66	281	514	1,182	41	202	378	886